Other Accounts Receivable, Net (Details) - Schedule of Additional Investments Recognized - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Additional Investments Recognized [Abstract]
Credited investments	$ 49,369	$ 30,478
Non-credited investments	48,678	74,524
Total	$ 98,047	$ 105,002